INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Abstract
Income before income taxes	$ (6,209,768)	$ (592,288)
Taxes under statutory US tax rates	(2,111,321)	(201,378)
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	156,724	193,451
Foreign tax rate differential	424,810	19,122
Tax Cuts and Jobs Act	181,881
Permanent differences	1,384,635	360
State taxes	(31,629)	(11,594)
Income tax (expense) income	$ 5,100	$ (39)